Financial Assets and Liabilities - Summary of Changes in Fair Value of Level 3 Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Financial Instruments [Line Items]
Remeasurement	$ (10,541)	$ 130	$ (28,112)
Level 3
Disclosure Of Financial Instruments [Line Items]
Opening balance	63,595	63,716
Amount used during the year	(10,984)	(251)
Remeasurement	(10,541)	130
Closing balance	$ 42,070	$ 63,595	$ 63,716